COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of aggregate future minimum lease obligations for office rent under non-cancelable operating lease agreements

As of December 31, 2015, the aggregate future minimum lease obligations for office rent under non-cancelable operating lease agreements were as follows:

($ in thousands)
Year Ended December 31:
2016	$320
2017	5
$325